Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) (USD $)	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate held for sale	$ 7,191,720
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate held for sale	$ 7,191,720